Rights of Use - Movements of Rights of Use (Details) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Movement of Right-of-Use Assets [Roll Forward]
Right-of-use assets at beginning of period	€ 0
First application impacts due to accounting changes NIIF 16	7,870
Additions	1,284
Amortization	(1,721)
Disposals	(269)
Exclusion of companies	(121)
Translation differences and hyperinflation, right-of-use assets	(134)
Transfers and others	30
Right-of-use assets at end of period	6,939
Additions to right-of-use assets including companies held for sale and the sale of companies	1,292
Land and Natural Properties
Movement of Right-of-Use Assets [Roll Forward]
Right-of-use assets at beginning of period	0
First application impacts due to accounting changes NIIF 16	1,622
Additions	334
Amortization	(385)
Disposals	(61)
Exclusion of companies	(6)
Translation differences and hyperinflation, right-of-use assets	(3)
Transfers and others	13
Right-of-use assets at end of period	1,514
Buildings
Movement of Right-of-Use Assets [Roll Forward]
Right-of-use assets at beginning of period	0
First application impacts due to accounting changes NIIF 16	4,361
Additions	697
Amortization	(904)
Disposals	(136)
Exclusion of companies	(109)
Translation differences and hyperinflation, right-of-use assets	(123)
Transfers and others	7
Right-of-use assets at end of period	3,793
Plant and Machinery
Movement of Right-of-Use Assets [Roll Forward]
Right-of-use assets at beginning of period	0
First application impacts due to accounting changes NIIF 16	1,676
Additions	206
Amortization	(373)
Disposals	(70)
Exclusion of companies	(6)
Translation differences and hyperinflation, right-of-use assets	(7)
Transfers and others	8
Right-of-use assets at end of period	1,434
Other assets
Movement of Right-of-Use Assets [Roll Forward]
Right-of-use assets at beginning of period	0
First application impacts due to accounting changes NIIF 16	211
Additions	47
Amortization	(59)
Disposals	(2)
Exclusion of companies	0
Translation differences and hyperinflation, right-of-use assets	(1)
Transfers and others	2
Right-of-use assets at end of period	€ 198